Change in working capital	12 Months Ended
Dec. 31, 2025
Change In Working Capital [Abstract]
Change in working capital	34. Change in working capital

Figures in million - SA rand	2025	2024	2023
Inventories	(5,623)	2,153	1,513
Trade and other receivables	(1,496)	1,767	1,328
Trade and other payables	9,392	2,933	(1,091)
Total change in working capital	2,273	6,853	1,750